SECURED BORROWINGS, Term Loan (Details) $ in Thousands			2 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
		Oct. 19, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 27, 2017	Oct. 31, 2017	Dec. 31, 2018 USD ($) Aircraft Appraiser	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Secured Borrowings [Abstract]
Proceeds from secured borrowings							$ 826,396	$ 513,459	$ 572,719
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]		$ 2,058,891				2,416,807	2,058,891
Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]		$ 431,271				$ 407,768	431,271
Number of aircraft serving as security | Aircraft							29
One-time percentage fee paid in connection with amending the loan		0.25%
Loss on extinguishment of debt				$ 2,300				3,000
Maturity date							Feb. 28, 2023
Proceeds from secured borrowings								$ 50,000
Number of independent appraisers | Appraiser							3
Secured Borrowings [Member] | Term Loan [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Loan-to-value ratio							70.00%
Secured Borrowings [Member] | Term Loan [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default							$ 50,000
Secured Borrowings [Member] | Term Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate							3 months
Basis spread on variable rate			2.00%		2.75%	2.25%	2.00%
Floor interest rate					0.75%

[1]	As of December 31, 2018 and 2017, accrued interest on secured borrowings totaled $10.9 million and $6.6 million, respectively.